As filed with the Securities and Exchange Commission on December 14, 2010

Securities Act File No. 2-10685 Investment Company Act File No. 811-214 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.	¨
Post-Effective Amendment No. 129	x
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No.	x
(Check Appropriate Box or Boxes)

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

National Life Drive
Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-3900

(Registrant’s Telephone Number, including Area Code)

Lisa Muller, Esq.
c/o Sentinel Asset Management, Inc.
National Life Drive
Montpelier, Vermont 05604
(Name and Address of Agent for Service)

Copy to:
John A. MacKinnon, Esq.
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

¨	immediately upon filing pursuant to paragraph (b)
x	on December 17, 2010 pursuant to paragraph (b)
¨	60 days after filing pursuant to paragraph (a)(1)
¨	on (date) pursuant to paragraph (a)(1)
¨	75 days after filing pursuant to paragraph (a)(2)
¨	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:xthis post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.01 per share.

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Explanatory Note

This Post-Effective Amendment No. 129 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Sentinel Group Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 17, 2010, the effectiveness of the registration statement filed in Post-Effective Amendment No. 127 on September 30, 2010, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 129 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement.

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Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended Sentinel Group Funds, Inc. the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 14th day of December, 2010.

SENTINEL GROUP FUNDS, INC.
(Registrant)

By: ____/s/ Christian Thwaites_____
Christian W. Thwaites
President & Chief Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 129 to the Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date

_/s/ Christian Thwaites__	President (Chief Executive Officer) and Director	December 14, 2010
Christian W. Thwaites

_/s/ John Birch________	Chief Operations Officer	December 14, 2010
John Birch	(Principal Financial and Accounting Officer)

Thomas H. MacLeay*	Director (Chair)	December 14, 2010
Thomas H. MacLeay

Deborah G. Miller*	Director	December 14, 2010
Deborah G. Miller

John Raisian*	Director	December 14, 2010
John Raisian

Nancy L. Rose*	Director	December 14, 2010
Nancy L. Rose

Richard H. Showalter, Jr.*	Director	December 14, 2010
Richard H. Showalter, Jr.

Susan M. Sterne*	Director	December 14, 2010
Susan M. Sterne

Angela E. Vallot*	Director	December 14, 2010
Angela E. Vallot

Pantanjali Varadarajan*	Director	December 14, 2010
Pantanjali Varadarajan

* Christian W. Thwaites signs this document pursuant to the power of attorney filed with Post Effective Amendment No. 124 to the Registration Statement filed on Form N-1A on January 25, 2010, which is incorporated by reference.

_/s/ Christian Thwaites__

December 14, 2010

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